Shareholder Report, Holdings (Details) - WealthTrust DBS Long Term Growth ETF	Jul. 31, 2025
Vanguard Information Technology ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
iShares Russell 1000 ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.18%
SPDR Bloomberg 3-12 Month T-Bill ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.93%
Meta Platforms, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.84%
Invesco S&P 500® Equal Weight ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.91%
Invesco QQQ Trust Series ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.67%
Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.21%
Alphabet, Inc. Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Oracle Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.83%
Nvidia Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
COMMUNICATION SERVICES [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.13%
CONSUMER DISCRETIONARY [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.15%
CONSMER STAPLES [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.84%
ENERGY [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.28%
FINANCIALS [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.07%
Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.14%
INDUSTRIALS [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
INFORMATION TECHNOLOGY [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.48%
MATERIALS [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.33%
UTILITIES [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.04%
CRYPTO CURRENCIES ETFs [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.57%
LARGE CAP ETFs [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.76%
METALS ETFs [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.39%
SECTOR FUNDS ETFs [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
SHORT-TERM BONDS ETFs [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.93%